PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 7,762	$ 7,501
Accumulated depreciation	6,230	5,843
Depreciated cost	1,532	1,658
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,617	1,506
Accumulated depreciation	1,435	1,351
Laboratory equipment and office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	3,831	3,674
Accumulated depreciation	3,190	3,114
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,314	2,321
Accumulated depreciation	$ 1,605	$ 1,378